Interest expense (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of details of main interest and similar expenses
The detail of the main items of interest expense and similar charges accrued in 2022, 2021 and 2020 is as follows:

EUR million
	2022	2021	2020
Central banks deposits	706	338	366
Credit institution deposits	2,784	1,140	1,652
Customer deposits	16,994	5,452	5,599
Debt securities issued and subordinated liabilities	8,464	4,838	5,119
Marketable debt securities	7,472	4,190	4,548
Subordinated liabilities (note 23)	992	648	571
Provisions for pensions (note 25)	100	91	95
Lease Liabilities	116	125	186
Other interest expense	3,647	1,109	730
	32,811	13,093	13,747